SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES

NOTE 4.  SIGNIFICANT ACCOUNTING POLICIES

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements, which have, in management's opinion, been properly prepared within reasonable limits of materiality and within the framework of the significant accounting policies summarized below:

Financial Instruments

i) Financial Assets

Classification

Upon the initial recognition of a financial assets, the financial assets are classified as one of the following measurement methodologies: (a) amortized cost, (b) fair value through other comprehensive income (FVTOCI), or (c) fair value through profit or loss (FVTPL).  Subsequent measurement will be based on the initial classification of the financial assets.

The classification of a financial asset at initial recognition depends on the Company's business model for managing the financial asset and the financial asset's contractual cash flow characteristics.

In order for a financial asset to be measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company's business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Measurement

For purposes of subsequent measurement, financial assets are classified in three categories:

●	Financial assets at amortized cost (debt instruments);
●	Financial assets at FVTOCI; and
●	Financial assets at FVTPL.

Financial Assets at Amortized Cost (Debt Instruments)

The Company measures financial assets at amortized cost if both of the following conditions are met:

- The financial asset is held within a business model with the objective of holding the financial asset in order to collect contractual cash flows; and

- The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to a period impairment review. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Company's financial assets classified at amortized cost includes other receivables.

Financial Assets designated at Fair Value through OCI (Equity Instruments)

Upon initial recognition, the Company can elect to classify irrevocably its equity investments as equity instruments designated at FVTOCI when they meet the definition of equity under IAS 32, “Financial Instruments: Presentation,” and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Company benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

The Company irrevocably elected to classify its investments in Biohaven Pharmaceuticals Holding Company Ltd. (“Biohaven”), Sentien and Intensity as FVTOCI.

Financial Assets at Fair Value through Profit or Loss

Financial assets at FVTPL include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured FVTPL, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.

ii) Financial Liabilities

The Company's financial liabilities include accounts payable which approximates fair value due to their short maturity and unsecured notes payable assumed in the SalvaRx Acquisition. The unsecured notes payable assumed in the SalvaRx Acquisition are recorded at fair value on the acquisition date (see Note 10, “Acquisition and Business Combination” and Note 14, “Unsecured Notes Payable”).

Warrant Liability and Note Payable

During the year ended March 31, 2017, the Company's subsidiaries, PPL and EyGen, issued notes with warrants (see Note 14, “Unsecured Notes Payable” and Note 16, “Warrant Liability”). The warrants, which were exercisable for common shares of PPL and EyGen, expired in the year ended March 31, 2020.

Accordingly, at inception a portion of the proceeds was allocated to the fair value of the warrants and the remainder was recorded as a note payable. The warrants expired and the note payable was settled as part of the PPL disposition in March 2021 (see Note 8, “Disposition of PPL”).

At subsequent balance sheet dates the fair value of the warrant was remeasured with movements in the fair value recorded in profit or loss. The loan was recorded at amortized cost and is accounted for using the effective interest method. In March 2021, the Company completed the disposition of its interest in PPL and EyGen and these liabilities were settled.

In connection with the SalvaRx Acquisition (see Note 10, “Acquisition and Business Combination”), the Company acquired notes payable and associated warrants, which were recorded at fair value on the date of the acquisition. See Note 14, “Unsecured Notes Payable” and Note 16, “Warrant Liability” for a further discussion.

Impairment of Financial Assets

IFRS 9, “Financial Instruments,” requires the Company to recognize an allowance for expected credit losses ("ECLs") for all debt instruments and investments not held at fair value through profit or loss and contract assets.  For intangible assets, at the end of each reporting period and whenever there is an indication that the intangible asset may be impaired, the Company reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss.

At the end of each reporting period, the Company assessed whether there was objective evidence that a financial asset was impaired. The Company recognizes an allowance for ECLs for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

Foreign Currencies

The functional and presentation currency of the Company and its subsidiaries (see Note 3, “Basis of Presentation”) is the U.S. dollar. Monetary assets and liabilities are translated at exchange rates in effect at the balance sheet date. Non-monetary assets are translated at exchange rates in effect when they were acquired. Revenue and expenses are translated at the approximate average rate of exchange for the period. Foreign currency differences arising on retranslation are recognized in income or loss.

The effect of exchange rates on our foreign currency-denominated asset and liability balances are recorded as foreign currency transaction losses in the determination of net income (loss).

Cash and Cash Equivalents

Cash and cash equivalents comprise cash on hand and on-demand deposits that are readily convertible to a known amount of cash with three months or less from date of acquisition and are subject to an insignificant risk of change in value. As of March 31, 2022, cash equivalents was comprised of a money market account with maturities less than 90 days from the date of purchase. The Company did not have any cash equivalents as of March 31, 2021.

Intangible Assets acquired in Business Combinations

Intangible assets acquired in business combinations that are separable from goodwill are recorded at their acquisition date fair value.  Subsequent to initial recognition, intangible assets acquired in business combinations are reported net of accumulated amortization and any impairment losses.

Impairment of Indefinite Life Intangible Assets other than Goodwill

At the end of each annual reporting period and whenever there is an indication that an indefinite life intangible asset may be impaired, the Company reviews the carrying amounts of such intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of impairment loss (if any). When it is not possible to estimate the recoverable amount of any individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units ("CGU" or "CGUs"), or the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Share-based Payments

The Company determines the fair value of share-based payments granted to directors, officers, employees and consultants using the Black-Scholes option-pricing model at the grant date. Assumptions for the Black-Scholes model are determined as follows:

•	Expected Volatility. The expected volatility rate used to value stock option grants is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the life sciences industry.

•	Expected Term. The Company used historical experience.

•	Risk-free Interest Rate. The risk-free interest rate assumption was based on zero-coupon U.S. Treasury instruments that had terms consistent with the expected term of the Company's stock option grants.

•	Expected Dividend Yield. The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future.

Share-based payments to employees, officers and directors are recorded and reflected as an expense over the vesting period with a corresponding increase in the stock option reserve. On exercise, the associated amounts previously recorded in the stock option reserve are transferred to common share capital.

(Loss) Per Share

Basic (loss) per share is calculated by dividing net (loss) income (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the period.  Diluted (loss) per share reflects the dilution that would occur if outstanding stock options and share purchase warrants were exercised into ordinary shares using the treasury stock method and convertible debt were converted into ordinary shares using the if-converted method. Diluted (loss) per share is calculated by dividing net (loss) income applicable to ordinary shares by the sum of the weighted average number of ordinary shares outstanding and all additional ordinary shares that would have been outstanding if potentially dilutive common shares had been issued. The share and per share information has been retroactively adjusted to reflect the impact of the stock dividend.

The inclusion of the Company's stock options, restricted stock units and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share for the years ended March 31, 2022, 2021 and 2020. The following table reflects the outstanding securities by year that would have an anti-dilutive effect on loss per share, and accordingly, were excluded from the calculation (see Note 19, “(Loss) Per Share”).

	As of March 31,
	2022	2021	2020
Stock options	1,151,400	868,000	2,980
Restricted stock units	378,740	243,000	–
Warrants	33,888	49,701	–

Investments in Private Companies

The investment is comprised of shares of private companies that have been acquired through a private placement. The investment is initially recorded at fair value. Following acquisition, the Company evaluates whether control or significant influence is exerted by the Company over the affairs of the investee company. Based on the evaluation, the Company accounts for the investment using either the consolidation, equity accounting or fair value method (see Note 9, “Investments in Private Companies”).

Investment in Associate

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5, “Non-current Assets Held for Sale and Discontinued Operations”. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost from the date the investee becomes an associate and adjusted thereafter to recognize the Company's share of the profit or loss and other comprehensive income of the associate. When the Company's share of losses of an associate exceed the Company's interest in that associate (which includes any long-term interests that, in substance, form part of the Company's net investment in the associate), the Company discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within 'share of (loss) income in associate' in the consolidated statements of operations.

Research and Development Expenses

(i) Research and Development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is expensed as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically, and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. During the period of development, the asset is tested for impairment annually.

Research and development expenses include all direct and indirect operating expenses supporting the products in development.

(ii) Subsequent Expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in income or loss as incurred.

(iii) Clinical Trial Expenses

Clinical trial expenses are a component of the Company's research and development costs. These expenses include fees paid to contract research organizations, clinical sites, and other organizations who conduct development activities on the Company's behalf. The amount of clinical trial expenses recognized in a period related to clinical agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates incorporate factors such as patient enrolment, services provided, contractual terms, and prior experience with similar contracts.

Contingent Liability

A contingent liability is a possible obligation that arises from past events and of which the existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not within the control of the Corporation; or a present obligation that arises from past events (and therefore exists), but is not recognized because it is not probable that a transfer or use of assets, provision of services or any other transfer of economic benefits will be required to settle the obligation; or the amount of the obligation cannot be estimated reliably.

Determination of Fair Value

A number of the Company's accounting policies and disclosures required the determination of fair value, both for financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. When applicable, further information about the assumptions made in determining fair values is disclosed in Note 22, “Financial Instruments and Risk Management” and other footnotes that specifically relate to assets or liabilities measured at fair value.

Income Tax

The Company uses the asset and liability method to account for income taxes. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities for accounting purposes, and their respective tax bases.

Deferred income tax assets and liabilities are measured using tax rates that have been enacted or substantively enacted and applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in statutory tax rates is recognized in profit or loss in the year of change. Deferred income tax assets are recorded when their recoverability is considered probable and are reviewed at the end of each reporting period.

Business Combinations

Business combinations are accounted for using the acquisition method as of the date when control transfers to the Company. The total purchase price less the fair value of non-controlling interest is allocated to the acquired net tangible and intangible assets and liabilities assumed at fair value.

Transaction costs that the Company incurs in connection with a business combination are expensed as incurred.

Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of an entity and the amount recognized for non-controlling interests over the fair value of the net identifiable assets acquired and liabilities assumed. Goodwill is allocated to the CGUs, which are expected to benefit from the synergies of the combination. Goodwill is not subject to amortization and is tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

Impairment is determined for goodwill by assessing if the carrying value of a CGU, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the value in use. Impairment losses recognized in respect of a CGU are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the CGU. Any goodwill impairment is recorded in income in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.

Recent Accounting Pronouncements

IFRS Pronouncements Issued But Not Yet Effective

New Accounting Standards, Interpretations and Amendments

Standards issued but not yet effective up to the date of issuance of the Company's consolidated financial statements are listed below. This listing is of standards and interpretations issued, which the Company reasonably expects to be applicable at a future date. The Company intends to adopt those standards when they become effective.

(a)	Annual Improvements to IFRS Standards 2018-2020

The annual improvements process addresses issues in the 2018-2020 reporting cycles including changes to IFRS 9, “Financial Instruments,” IFRS 1, “First Time Adoption of IFRS,” IFRS 16, “Leases,” and IAS 41, “Biological Assets”.

i) The amendment to IFRS 9 addresses which fees should be included in the 10% test for derecognition of financial liabilities.

ii) The amendment to IFRS 1 allows a subsidiary adopting IFRS at a later date than its parent to also measure cumulative translation differences using the amounts reported by the parent based on the parent’s date of transition to IFRS.

iii) The amendment to IFRS 16’s illustrative example 13 removes the illustration of payments from the lessor related to leasehold improvements.

These amendments were effective for annual periods beginning on or after January 1, 2022. The adoption of these amendments did not have a significant impact on the Company’s annual consolidated financial statements.

(b)	IAS 37: Onerous Contracts - Cost of Fulfilling a Contract

The amendment to IAS 37 clarifies the meaning of costs to fulfil a contract and that before a separate provision for an onerous contract is established, an entity recognizes any impairment loss that has occurred on assets used in fulfilling the contract, rather than on assets dedicated to the contract. This amendment is effective for annual periods beginning January 1, 2022. The Company has determined that the effect of adopting IAS 37 on its consolidated financial statements will not be significant.

(c)	IAS 16: Proceeds Before Intended Use

The amendment to IAS 16 prohibits an entity from deducting from the cost of an item of Property, plant and equipment any proceeds received from selling items produced while the entity is preparing the assets for its intended use (for example, the proceeds from selling samples produced when testing a machine to see if it is functioning properly). It also clarifies that an entity is testing whether the asset is functioning properly when it assesses the technical and physical performance of the asset. The amendment also requires certain related disclosures. This amendment is effective for annual periods beginning January 1, 2022. The Company has determined that the effect of adopting IAS 16 on its consolidated financial statements will not be significant.

(d)	IAS 1: Presentation of Financial Statements

The amendment to IAS 1 clarifies how to classify debt and other liabilities as either current or non-current. The amendment will be effective for annual periods beginning on or after January 1, 2023. The Company is currently evaluating the new guidance and impacts on its consolidated financial statements.

(e)	Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and Its Associate or Joint Venture

The amendment addresses the conflict between IFRS 10, “Consolidated Financial Statements,” and IAS 28, “Investments in Associates and Joint Ventures,” in dealing with the loss of control of a subsidiary that is sold or contributed to an associate or joint venture. The amendments clarify that the gain or loss resulting from the sale or contribution of assets that constitute a business, as defined in IFRS 3, “Business Combinations,” between an investor and its associate or joint venture, is recognized in full. Any gain or loss resulting from the sale or contribution of assets that do not constitute a business, however, is recognized only to the extent of unrelated investors' interests in the associate or joint venture. The IASB has deferred the effective date of these amendments indefinitely, but an entity that early adopts the amendments must apply them prospectively. The Company is evaluating whether the adoption of the above amendment will have a material impact on its financial statements.